NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Global High Yield Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide Amundi Strategic Income Fund	Nationwide HighMark Large Cap Core Equity Fund
Nationwide Amundi World Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide Bailard Cognitive Value Fund	Nationwide HighMark Short Term Bond Fund
Nationwide Bailard Emerging Markets Equity Fund	Nationwide HighMark Small Cap Core Fund
Nationwide Bailard International Equities Fund	Nationwide High Yield Bond Fund
Nationwide Bailard Technology & Science Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bond Fund	Nationwide International Index Fund
Nationwide Bond Index Fund	Nationwide International Small Cap Fund
Nationwide Core Plus Bond Fund	Nationwide Mid Cap Market Index Fund
Nationwide Emerging Markets Debt Fund	Nationwide Portfolio Completion Fund
Nationwide Fund	Nationwide S&P 500 Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Global Sustainable Equity Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Government Bond Fund	Nationwide Ziegler Equity Income Fund
Nationwide Government Money Market Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide Growth Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Nationwide HighMark Bond Fund

Supplement dated July 20, 2017
to the Statement of Additional Information dated February 28, 2017, as revised March 22, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund

Effective immediately:

1.
All references to "Henderson Geneva Capital Management" are replaced with "Geneva Capital Management LLC (formerly, Henderson Geneva Capital Management)."  All references to the defined term "Henderson Geneva" are replaced with "Geneva."

2.	The subsection "Investments in Each Fund" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund as of June 30, 2017
Geneva Capital Management LLC (formerly, Henderson Geneva Capital Management)
Jose Munoz, CFA	Nationwide Geneva Mid Cap Growth Fund Nationwide Geneva Small Cap Growth Fund	None None

3.
The subsection "Henderson Geneva Capital Management ("Henderson Geneva")" under the heading "Appendix C – Portfolio Managers – Description of Compensation Structure" is deleted and replaced with the following:

Geneva Capital Management LLC (formerly, Henderson Geneva Capital Management) ("Geneva")

The members of the portfolio management team for the Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund consist of Amy S. Croen, CFA, William A. Priebe, CFA, William Scott Priebe, and Jose Munoz, CFA, all of whom are associated with Geneva.

The Nationwide Geneva Mid Cap Growth Fund's and Nationwide Geneva Small Cap Growth Fund's portfolio managers are all employees of Geneva.  Geneva is a wholly owned subsidiary of Henderson Global Investors (North America) Inc. ("HGINA"), and HGINA is an indirect, wholly owned subsidiary of Janus Henderson Investors. Geneva's investment professionals, including portfolio managers, have significant short and long-term financial incentives.  In general, the compensation plan is based on pre-defined, objective, measurable investment performance and performance goals that are ambitious, but attainable.

The compensation structure consists of four primary elements.  There is a competitive base salary together with a short-term incentive bonus plan.  In addition, there are two further incentive-based packages for senior investment professionals that reward staff on both individual and team performance, reflecting profitable asset growth.

"Profitable asset growth" refers to the increase in adviser revenues generated less the increase in costs. It is typically calculated per adviser team on a calendar year basis.  Members of the relevant team receive a share of this growth, which is typically paid over a three-year period.

Managers are also granted an award in a long-term incentive program that is based on several factors.

4.	The subsection "Other Managed Accounts" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of June 30, 2017
Geneva Capital Management LLC (formerly, Henderson Geneva Capital Management)
Jose Munoz, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $ 0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

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